Property, Plant And Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant And Equipment
Property, Plant And Equipment

NOTE 6. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment is summarized as follows at December 31:

	Lives (years)	2015	2014
Land	-	$1,638	$1,567
Buildings and improvements	2-44	33,784	32,204
Central office equipment[1]	3-10	93,643	89,857
Cable, wiring and conduit	15-50	75,784	72,766
Satellites	12-15	2,088	-
Other equipment	2-23	81,972	74,244
Software	3-5	11,347	8,604
Under construction	-	5,971	3,053
		306,227	282,295
Accumulated depreciation and amortization		181,777	169,397
Property, plant and equipment - net		$124,450	$112,898
[1]	Includes certain network software.

Our depreciation expense was $19,289 in 2015, $17,773 in 2014 and $17,722 in 2013. Depreciation expense included amortization of software totaling $1,660 in 2015, $1,504 in 2014 and $2,142 in 2013.

We periodically assess our network assets for impairment, and our analyses have indicated no impairment. During 2014, due to declining customer demand for our legacy voice and data products and the migration of our networks to next generation technologies, we decided to abandon in place specific copper network assets classified as cable, wiring and conduit. These abandoned assets had a gross book value of approximately $7,141, with accumulated depreciation of $5,021. In 2014, we recorded a $2,120 noncash charge for this abandonment, which is included in “Abandonment of network assets” on our consolidated statements of income.

Certain facilities and equipment used in operations are leased under operating or capital leases. Rental expenses under operating leases were $5,025 for 2015, $4,345 for 2014 and $3,683 for 2013. At December 31, 2015, the future minimum rental payments under noncancelable operating leases for the years 2016 through 2020 were $3,775, $3,551, $3,257, $3,003 and $2,771, with $12,488 due thereafter. Certain real estate operating leases contain renewal options that may be exercised. Capital leases are not significant.